Annual Total Returns- SP SmallCap 600 Pure Growth Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - SP SmallCap 600 Pure Growth Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.68%	9.60%	39.83%	(0.54%)	(1.27%)	17.50%	15.27%	(9.62%)	11.58%	15.23%